Equity (Details) - Common Stock [Member] - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Equity [Line Items]
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued	12,500,000	12,500,000
Ordinary shares outstanding	12,500,000	12,500,000